Fair Values of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Assets
Securities available for sale	$ 779,347	$ 1,412,830
Securities held to maturity (fair value of $335,418 at December 31, 2022 and zero at December 31, 2021)	374,818	0
Federal Home Loan Bank and Federal Reserve Bank Stock	17,653	18,427
Liabilities
Deposits with stated maturity	580,221
Other borrowings	86,006	30,009
Subordinated debt	39,433	39,357
Subordinated debentures	39,660	39,592
Reciprocal deposits included in deposits with no stated maturity	555,781	562,210
Reciprocal deposits included in deposits with stated maturity	46,794	24,416
Recorded Book Balance
Assets
Cash and due from banks	70,180	51,069
Interest bearing deposits	4,191	58,404
Securities available for sale	779,347	1,412,830
Securities held to maturity (fair value of $335,418 at December 31, 2022 and zero at December 31, 2021)	374,818
Federal Home Loan Bank and Federal Reserve Bank Stock	17,653	18,427
Net loans and loans held for sale	3,459,802	2,948,074
Accrued interest receivable	16,513	12,865
Derivative financial instruments	39,747	12,283
Liabilities
Deposits with no stated maturity	3,798,848	3,781,298
Deposits with stated maturity	580,221	335,792
Other borrowings	86,006	30,009
Subordinated debt	39,433	39,357
Subordinated debentures	39,660	39,592
Accrued interest payable	2,287	497
Derivative financial instruments	19,127	5,961
Fair Value
Assets
Cash and due from banks	70,180	51,069
Interest bearing deposits	4,191	58,404
Securities available for sale	779,347	1,412,830
Securities held to maturity (fair value of $335,418 at December 31, 2022 and zero at December 31, 2021)	335,418
Net loans and loans held for sale	3,185,518	2,931,079
Accrued interest receivable	16,513	12,865
Derivative financial instruments	39,747	12,283
Liabilities
Deposits with no stated maturity	3,798,848	3,781,298
Deposits with stated maturity	573,739	336,006
Other borrowings	86,006	30,155
Subordinated debt	41,058	44,999
Subordinated debentures	38,982	33,866
Accrued interest payable	2,287	497
Derivative financial instruments	19,127	5,961
Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets
Cash and due from banks	70,180	51,069
Interest bearing deposits	4,191	58,404
Securities available for sale	0	0
Securities held to maturity (fair value of $335,418 at December 31, 2022 and zero at December 31, 2021)	0
Net loans and loans held for sale	20,367	35,233
Accrued interest receivable	1	1
Derivative financial instruments	0	0
Liabilities
Deposits with no stated maturity	3,798,848	3,781,298
Deposits with stated maturity	0	0
Other borrowings	0	0
Subordinated debt	0	0
Subordinated debentures	0	0
Accrued interest payable	415	67
Derivative financial instruments	0	0
Significant Other Observable Inputs (Level 2)
Assets
Cash and due from banks	0	0
Interest bearing deposits	0	0
Securities available for sale	779,347	1,412,830
Securities held to maturity (fair value of $335,418 at December 31, 2022 and zero at December 31, 2021)	335,418
Net loans and loans held for sale	26,518	55,470
Accrued interest receivable	6,503	6,028
Derivative financial instruments	39,747	12,283
Liabilities
Deposits with no stated maturity	0	0
Deposits with stated maturity	573,739	336,006
Other borrowings	86,006	30,155
Subordinated debt	41,058	44,999
Subordinated debentures	38,982	33,866
Accrued interest payable	1,872	430
Derivative financial instruments	19,127	5,961
Significant Un- observable Inputs (Level 3)
Assets
Cash and due from banks	0	0
Interest bearing deposits	0	0
Securities available for sale	0	0
Securities held to maturity (fair value of $335,418 at December 31, 2022 and zero at December 31, 2021)	0
Net loans and loans held for sale	3,138,633	2,840,376
Accrued interest receivable	10,009	6,836
Derivative financial instruments	0	0
Liabilities
Deposits with no stated maturity	0	0
Deposits with stated maturity	0	0
Other borrowings	0	0
Subordinated debt	0	0
Subordinated debentures	0	0
Accrued interest payable	0	0
Derivative financial instruments	$ 0	$ 0